Provisions for other liabilities - Summary of Total Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of other provisions [abstract]
Noncurrent provisions	$ 3,296	$ 4,078	[1]	$ 3,299	[1]
Current provisions	329	765	[1]	590	[1]
Total provisions	$ 3,625	$ 4,843		$ 3,889

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.